Notes Payable, Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Debt [Table Text Block]
	March 31, 2013	December 31, 2012
Notes payable, unsecured, payable to
HealthTronics, Inc., a shareholder of the Company	$5,372,743	$5,372,743
Less current portion	-	-
Non-current portion	$5,372,743	$5,372,743

	2012	2011

Notes payable, unsecured, payable to HealthTronics, Inc., a shareholder of the Company	$5,372,743	$5,372,743
Less current portion	-	-
Non-current portion	$5,372,743	$5,372,743

Schedule of Maturities of Long-term Debt [Table Text Block]
Years ending December 31,	Amount

2013	$-
2014	-
2015	5,372,743
Total	$5,372,743